UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2025
Protective Investors Benefit Advisory VUL An Individual Flexible Premium Variable and Fixed Life Insurance Policy	Issued by Protective Variable Life Separate Account and Protective Life Insurance Company 2801 Highway 280 South Birmingham, Alabama 35223 Telephone: (800) 265‑1545
This Updating Summary Prospectus summarizes key features of Protective Investors Benefit Advisory VUL, an individual flexible premium variable and fixed life insurance policy (the “Policy”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Policy.
The prospectus for the Policy (the “Prospectus”) contains more information about the Policy’s features, benefits, and risks. You can find this document and other information about the Policy online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling (800) 265-1545 or by sending an email request to prospectus@protective.com.
Additional general information about certain investment products, including variable life insurance, has been prepared by the U.S. Securities and Exchange Comission’s (“SEC”) staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

FUND APPENDIX — FUNDS AVAILABLE UNDER THE POLICY	FUND-1

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  Refer to Protective Life Insurance Company. “You”, “your” and “Owner” refer to the person(s) who have been issued a Policy.
Advisory Fee Advisory Fees are fees paid to your Financial Intermediary for providing investment advice regarding your Policy and for managing your Policy Value. Advisory Fees may be paid directly by you or, subject to certain restrictions, may be paid out of your Policy Value.
Beneficiary The person, persons or entity whom the Owner designates to receive the proceeds of the Policy upon the death of the Insured. The Owner may designate a primary Beneficiary or Beneficiaries, as well as a contingent Beneficiary or Beneficiaries to receive the proceeds if there is no primary Beneficiary(ies) living at the time of the Insured’s death. A Beneficiary may also be designated as irrevocable which may limit the Owner’s ability to alter that designation or make future Policy changes.
Death Benefit The amount of insurance provided under the Policy used to determine the Death Benefit Proceeds.
Death Benefit Proceeds The amount payable to the Beneficiary if the Insured dies while the Policy is in force. It is equal to the Death Benefit plus any Death Benefit under any rider or endorsement to the Policy less (1) any Policy Debt (2) any liens and (3) less any unpaid Monthly Deductions if the Insured dies during a grace period.
Face Amount A dollar amount selected by the Owner and shown in the Policy on the Policy Specifications Page or Supplemental Policy Specifications Page. The minimum Face Amount permitted under the Policy is $100,000.
Fixed Account Part of Protective Life’s General Account to or from which Policy Value may be transferred and into which Net Premiums may be allocated under a Policy.
Fixed Account Value The Policy Value in the Fixed Account.
Fund A separate investment portfolio of an open-end management investment company or unit investment trust in which a Sub-Account invests. Also referred to as an “Investment Option”.
General Account All of the Company’s assets other than those allocated to the Variable Account or any other separate account. The Company has complete ownership and control of the assets in the General Account.
Home Office 2801 Highway 280 South, Birmingham, Alabama 35223. The mailing address for the Home Office is P.O. Box 292 Birmingham, AL 35201-0292. The Home Office is referred to as the “Administrative Office” in the Policy.
Initial Face Amount The Face Amount on the Policy Effective Date.
Insured The person whose life is covered by the Policy.
Issue Age The Insured’s age as of the nearest birthday on the Policy Effective Date.
Lapse Termination of the Policy at the expiration of the grace period while the Insured is still living.
Loan Account An account within Protective Life’s General Account to which Fixed Account Value and/or Variable Account Value plus interest credited on the portion of the Policy Value being used as collateral for the outstanding Policy loans is transferred as collateral for Policy loans.
Loan Account Value The Policy Value in the Loan Account.
Monthly Anniversary Day The same day in each month as the Policy Effective Date.
Monthly Deduction The fees and charges deducted monthly from the Fixed Account Value and/or Variable Account Value as described on the Policy Specifications Page of the Policy Schedule.
Net Premium A premium payment minus the applicable premium expense charges.
Owner The person, or persons, or entity entitled to all rights in this Policy while the Insured is living including designation as a Beneficiary. These rights are subject to any assignment and to the rights of any irrevocable Beneficiary. The Owner may name a contingent Owner who will own this Policy if the Owner dies while this Policy is in force. If the Owner dies before the Insured, any contingent Owner named in the application, or subsequent endorsement, will become the new Owner. If no contingent Owner is named, the Owner’s estate becomes the new Owner. The Owner may change the Owner (including a contingent Owner) by Written Notice.
Policy Anniversary The same day and month in each Policy Year as the Policy Effective Date.
Policy Debt The sum of all outstanding Policy loans plus accrued interest.
Policy Effective Date The date shown in the Policy as of which coverage under the Policy begins.
Policy Value The sum of the Variable Account Value, the Fixed Account Value, and the Loan Account Value.
Policy Year Each period of twelve months commencing with the Policy Effective Date and each Policy Anniversary thereafter.
Request Any written, telephoned, electronic or computerized instruction in a form satisfactory to the Company and received at the Home or Administrative Office from the Owner or an assignee of record, as specified in a form acceptable to the Company and which may be required in writing, or the Beneficiary (as applicable) as required by any provision of the Policy or as required by the Company. In addition, subject to the Company’s administrative requirements as they may exist from time to time and to any requirements that may be imposed by the Funds or other investments, the Company reserves the right to require advance Written Notice from the Owner.
Sub-Account A separate division of the Variable Account established to invest in a particular Fund.
Sub-Account Value The sum of the values of the Sub-Accounts credited to the Owner as Policy Value.
Surrender Charge A charge deducted from the Policy Value if the Policy is surrendered, Lapses, or the Initial Face Amount is decreased during the first 10 Policy Years.
Variable Account Protective Variable Life Separate Account, a separate investment account of Protective Life to and from which Policy Value may be transferred and into which Net Premiums may be allocated.
Variable Account Value The sum of all Sub-Account Values.
Written Notice A notice or Request submitted in writing in a form satisfactory to Protective Life and received at the Home Office via U.S. postal service or nationally recognized overnight delivery service.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy.
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Added additional disclosure regarding the payment of Advisory Fees from Policy Value.

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For Policies with an application signed on or after February 1, 2024, the Face Amount will be included as an additional characteristic when determining the current Cost of Insurance and Administrative Charge. In addition, on a current basis, the Administrative Charge will only apply for the first 10 Policy Years.

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All of the Dimensional funds changed their name to include Dimensional in the fund name and removed DFA.

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Several Putnam Variable Trust Funds changed a Sub-Adviser from Putnam Investments Limited to Franklin Templeton Investment Management Limited.

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Several Putnam VT Funds added Franklin Advisers, Inc. as a sub-adviser to the fund. See the FUND APPENDIX.

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On December 31, 2024, Protective Life Insurance Company changed from a Tennessee corporation to a Nebraska corporation. Accordingly, the Variable Account currently operates under the laws and regulation of Nebraska.

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As of May 1, 2025, the following Invesco Buffer Funds closed to New Investors:

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Invesco® V.I. S&P 500 Buffer December Fund - Series I - Invesco Asset Management Limited

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Invesco® V.I. S&P 500 Buffer June Fund - Series I - Invesco Asset Management Limited

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Invesco® V.I. S&P 500 Buffer March Fund - Series I - Invesco Asset Management Limited

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Invesco® V.I. S&P 500 Buffer September Fund - Series I - Invesco Asset Management Limited

•
For updated Fund performance and fee information please see the FUND APPENDIX.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
FEES AND EXPENSES
Charges for Early Withdrawals
If you withdraw money from your Policy after the first year, a withdrawal charge equal to the lesser of 2% of the amount withdrawn or $25 will be deducted from the Policy Value. For example, if you were to withdraw $100,000 from your Policy, you would be assessed a withdrawal charge of  $25. The withdrawal charge applies for as long as you own the Policy.
For additional information about charges for early withdrawals, see “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges
In addition to withdrawal charges, you may be subject to other transaction charges, including charges on each premium paid under the Policy and charges for transfers between investment options, requesting Policy illustrations, and exercising the Overloan Protection Endorsement.
For additional information about transaction charges, see “CHARGES AND DEDUCTIONS” in the Prospectus.

FEES AND EXPENSES
Ongoing Fees and Expenses (annual charges)
In addition to the withdrawal charge and transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, administration, mortality and expense risk, loans including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional Policy Loans benefits available under the Policy. Such fees and expenses may be set based on characteristics of the Insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to your Policy. Fees and expenses under the Policy do not reflect any Advisory Fees paid from your Policy Value or your other assets to the Financial Intermediary.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Fund Options (Fund fees and expenses) (1)	0.03%	0.99%

(1)
As a percentage of Fund assets.

For additional information about ongoing fees and expenses, see “CHARGES AND DEDUCTIONS” in the Prospectus.
RISKS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Policy is designed to provide benefits on a long-term basis. Although you are permitted to take withdrawals or surrender the Policy, federal and state income taxes may apply. Consequently, you should not use the Policy as a short-term investment or savings vehicle. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered. Withdrawals are not available in the first Policy Year.
If you elect to pay Advisory Fees from your Policy Value, such payments will reduce your Policy Value and may reduce the death benefit and other guaranteed benefits.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “CHARGES AND DEDUCTIONS,” “USE OF THE POLICY,” “TAX CONSIDERATIONS--Taxation of Insurance Polices” and “TAX CONSIDERATIONS--Advisory Fees” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each investment option (including the Fixed Account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “THE COMPANY AND THE FIXED ACCOUNT,” “THE VARIABLE ACCOUNT AND THE FUNDS” and “FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY” in the Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to Protective Life, including that any obligations (including under the Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

RISKS
Policy Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also Lapse due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans, or loan interest. There is a cost associated with reinstating a Lapsed Policy. Death Benefits will not be paid if the Policy has Lapsed.
For additional information about Policy Lapse, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY,” “PREMIUMS,” “LOANS,” and “LAPSE AND REINSTATEMENT” in the Prospectus.

RESTRICTIONS
Investments
While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Account, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in the Prospectus.
We reserve the right to remove or substitute Funds as investment options.
For additional information about Investment Options, see “TRANSFERS” and “ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS” in the Prospectus.

Optional Benefits
Optional benefits, including Policy Loans, are subject to additional charges. Some optional benefits are available only at the time your Policy is issued and may not be available for all Owners or Insureds. The maximum loan amount we allow at any time may not exceed 99% of the Policy’s Cash Value reduced by any Policy Debt or any lien outstanding (including accrued interest) on the Valuation Day your loan request is received.
If You elect to pay Advisory Fees from your Policy Value, these payments may reduce the death benefit and other guaranteed benefits.
For additional information about the optional benefits, see “OTHER BENEFITS AVAILABLE UNDER THE POLICY,” “SUPPLEMENTAL RIDERS AND ENDORSEMENTS,” and “ADVISORY FEES PAID FROM YOUR POLICY VALUE--Payment of Advisory Fees” in the Prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy. Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary tax rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances.
If you elect to have Advisory Fees paid out of your Policy Value, such payments may not exceed an amount equal to an annual rate of 1.5% of the Policy Value. Advisory Fee payments in excess of this amount, may be subject to federal and state income taxes and a 10% additional tax if you are younger than age 59½ and the Policy is a MEC.
For additional information about tax implications, see “TAX CONSIDERATIONS” and “TAX CONSIDERATIONS--Advisory Fees” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals have and may receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, and compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For additional information about compensation, see “SALE OF THE POLICIES” in the Prospectus.

CONFLICTS OF INTEREST
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
For additional information about exchanges, see “EXCHANGE PRIVILEGE” and “TAX CONSIDERATIONS--Section 1035 Exchanges” in the Prospectus.

APPENDIX:
FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1	0.29%	16.73%	8.59%	8.59%
International Equity	American Funds Insurance Series® Global Growth Fund - Class 1(1)	0.41%	13.94%	10.04%	11.02%
U.S. Equity	American Funds Insurance Series® Growth-Income Fund - Class 1	0.28%	24.55%	13.30%	12.49%
International Equity	American Funds Insurance Series® New World Fund® - Class 1(1)	0.57%	6.86%	4.80%	6.49%
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited; BlackRock International Limited(1)	0.76%	9.23%	6.01%	5.59%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I - ClearBridge Investments, LLC	0.81%	10.01%	6.61%	7.29%
U.S. Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I - ClearBridge Investments, LLC	0.80%	4.50%	5.39%	7.93%
Allocation	Dimensional VA Global Moderate Allocation Portfolio - Institutional Class(1)	0.28%	11.99%	7.77%	6.95%
International Equity	Dimensional VA International Small Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.39%	3.82%	4.11%	5.91%
International Equity	Dimensional VA International Value Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.28%	6.62%	7.08%	5.62%
Taxable Bond	Dimensional VA Short-Term Fixed Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	5.48%	1.91%	1.57%
U.S. Equity	Dimensional VA U.S. Large Value Portfolio - Institutional Class	0.21%	13.38%	8.43%	8.52%
U.S. Equity	Dimensional VA U.S. Targeted Value Portfolio - Institutional Class	0.28%	8.14%	12.55%	9.46%
Taxable Bond	Dimensional VIT Inflation-Protected Securities Portfolio - Institutional Class - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	1.88%	1.82%	—
Allocation	Fidelity® VIP Balanced Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.42%	15.92%	10.84%	9.62%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.57%	38.89%	18.76%	18.22%
Taxable Bond	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.38%	1.79%	0.46%	1.93%
FUND-1

Asset Allocation Type	Fund - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.57%	17.49%	11.34%	9.21%
Taxable Bond	Goldman Sachs VIT Core Fixed Income Fund - Institutional Class(1)	0.42%	1.24%	-0.16%	1.44%
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class(1)	0.82%	12.36%	9.85%	7.98%
International Equity	Invesco® V.I. Global Fund - Series I	0.81%	16.07%	9.48%	9.85%
Buffer	Invesco® V.I. S&P 500 Buffer December Fund - Series I - Invesco Asset Management Limited(1)(2)	0.71%	14.04%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer June Fund - Series I - Invesco Asset Management Limited(1)(2)	0.71%	14.03%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer March Fund - Series I - Invesco Asset Management Limited(1)(2)	0.71%	13.28%	—	—
Buffer	Invesco® V.I. S&P 500 Buffer September Fund - Series I - Invesco Asset Management Limited(1)(2)	0.71%	10.44%	—	—
Money Market	Invesco® V.I. U.S. Government Money Portfolio - Series I	0.66%	4.63%	2.11%	1.40%
Sector Equity	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	32.10%	18.09%	19.34%
Taxable Bond	Lord Abbett Series Fund - Bond Debenture Portfolio - Class VC	0.99%	6.72%	1.90%	3.73%
Taxable Bond	PIMCO VIT Real Return Portfolio - Institutional Class	0.92%	2.29%	2.08%	2.31%
Taxable Bond	PIMCO VIT Total Return Portfolio - Institutional Class	0.64%	2.69%	0.12%	1.69%
U.S. Equity	Putnam VT Sustainable Leaders Fund - Class IA -Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.63%	23.33%	14.00%	13.78%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	24.95%	14.47%	13.01%
Allocation	TOPS® Aggressive Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	12.21%	8.51%	8.40%
Allocation	TOPS® Conservative ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.31%	6.22%	4.00%	4.03%
Allocation	TOPS® Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.30%	11.09%	7.65%	7.52%
Allocation	TOPS® Moderate Growth ETF Portfolio - Class 1 - Milliman Financial Risk Management LLC	0.29%	8.99%	6.32%	6.38%
Allocation	Vanguard® VIF Balanced Portfolio	0.21%	14.80%	8.18%	8.37%
U.S. Equity	Vanguard® VIF Capital Growth Portfolio	0.34%	13.41%	11.86%	12.37%
Allocation	Vanguard® VIF Conservative Allocation Portfolio	0.12%	7.49%	4.04%	4.90%
U.S. Equity	Vanguard® VIF Equity Income Portfolio	0.29%	15.12%	9.85%	9.89%
U.S. Equity	Vanguard® VIF Equity Index Portfolio	0.14%	24.84%	14.36%	12.95%
U.S. Equity	Vanguard® VIF Growth Portfolio	0.33%	33.14%	15.96%	14.67%
International Equity	Vanguard® VIF International Portfolio	0.33%	9.01%	6.27%	8.40%
U.S. Equity	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	15.08%	9.70%	9.41%
Sector Equity	Vanguard® VIF Real Estate Index Portfolio	0.26%	4.74%	2.84%	4.99%
Taxable Bond	Vanguard® VIF Total Bond Market Index Portfolio	0.14%	1.24%	-0.39%	1.25%
U.S. Equity	Vanguard® VIF Total Stock Market Index Portfolio	0.13%	23.71%	13.67%	12.37%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

(2)
The Sub-Account investing in this Fund is closed to Policies with applications signed on and after May 1, 2025.

FUND-2

This Updating Summary Prospectus incorporates by reference the Protective Investors Benefit Advisory VUL Policy’s Prospectus and Statement of Additional Information (“SAI”), both dated May 1, 2025, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000239749